Share-Based Compensation (Details) - $ / shares				12 Months Ended
	Aug. 07, 2025	Feb. 20, 2024	Dec. 15, 2023	Dec. 31, 2025	Aug. 19, 2022	Oct. 13, 2020	Sep. 01, 2020	Sep. 19, 2019
Share-Based Compensation [Line Items]
Exercise price of the options (in Dollars per share)				$ 0.024
Aggregate of ordinary shares	2,000,000	3,000,000	1,000,000
Share options percentage	100.00%
2019 Plan [Member]
Share-Based Compensation [Line Items]
Granted share						797	7,683	57,793
Exercise price per share (in Dollars per share)				0.024
Percentage of award options							50.00%
2019 Plan [Member] | First Anniversary Date [Member]
Share-Based Compensation [Line Items]
Percentage of options vested							30.00%
2019 Plan [Member] | Second Anniversary Date [Member]
Share-Based Compensation [Line Items]
Percentage of options vested							20.00%
2020 Plan [Member]
Share-Based Compensation [Line Items]
Exercise price per share (in Dollars per share)				0.4783
Exercise price of the options (in Dollars per share)				0.4783
Closing stock price (in Dollars per share)				$ 0.63
Type 3 [Member] | 2019 Plan [Member] | First Anniversary Date [Member]
Share-Based Compensation [Line Items]
Percentage of options vested				30.00%
Type 3 [Member] | 2019 Plan [Member] | Second Anniversary Date [Member]
Share-Based Compensation [Line Items]
Percentage of options vested				20.00%
Type 4 [Member] | 2019 Plan [Member]
Share-Based Compensation [Line Items]
Percentage of award options				50.00%
Type 4 [Member] | 2019 Plan [Member] | First Anniversary Date [Member]
Share-Based Compensation [Line Items]
Percentage of options vested				30.00%
Type 4 [Member] | 2019 Plan [Member] | Second Anniversary Date [Member]
Share-Based Compensation [Line Items]
Percentage of options vested				20.00%
Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Aggregate number of shares					41,667
Class A Ordinary Shares [Member] | 2020 Plan [Member]
Share-Based Compensation [Line Items]
Aggregate of ordinary shares				29,953
Minimum [Member]
Share-Based Compensation [Line Items]
Exercise price per share (in Dollars per share)				$ 0.024
Minimum [Member] | Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Aggregate of ordinary shares	4,071,620	1,071,620	71,620
Aggregate number of shares					29,953
Maximum [Member]
Share-Based Compensation [Line Items]
Exercise price per share (in Dollars per share)				$ 0.05018
Maximum [Member] | Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Aggregate of ordinary shares	6,071,620	4,071,620	1,071,620
Aggregate number of shares					71,620
IPO [Member] | Type [Member] | 2019 Plan [Member]
Share-Based Compensation [Line Items]
Percentage of award options				100.00%
IPO [Member] | Type 2 [Member] | 2019 Plan [Member]
Share-Based Compensation [Line Items]
Percentage of award options				50.00%
Percentage of options vested				50.00%
IPO [Member] | Type 3 [Member] | 2019 Plan [Member]
Share-Based Compensation [Line Items]
Percentage of award options				50.00%			100.00%